Consolidated Balance Sheets - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Goodwill	kr 2,535.0
Other intangible assets	12,343.0	kr 101.0
Property and equipment	978.0	955.0
Right-of-use assets	913.0	686.0
Receivables	52.0	62.0
Deferred tax assets	908.0	212.0
Other investments	228.0	134.0
Total non-current assets	17,957.0	2,150.0
Corporate tax receivable	101.0
Inventories	62.0	57.0
Receivables	6,590.0	4,947.0
Marketable securities	11,243.0	13,268.0
Cash and cash equivalents	9,858.0	14,867.0
Total current assets	27,854.0	33,139.0
Total assets	45,811.0	35,289.0
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66.2	66.1
Share premium	12,590.0	12,461.0
Other reserves	490.0	60.0
Retained earnings	23,551.0	19,023.0
Total shareholders' equity	36,697.0	31,610.0
Lease liabilities	937.0	680.0
Contract liabilities	480.0	480.0
Deferred tax liabilities	2,359.0
Other payables	30.0	35.0
Total non-current liabilities	3,806.0	1,195.0
Corporate tax payable	1,710.0	54.0
Lease liabilities	92.0	90.0
Contract liabilities	24.0	33.0
Other payables	3,482.0	2,307.0
Total current liabilities	5,308.0	2,484.0
Total liabilities	9,114.0	3,679.0
Total shareholders' equity and liabilities	kr 45,811.0	kr 35,289.0